Label	Element	Value
Aberdeen Asia Pacific (ex-Japan) Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Aberdeen Asia Pacific (ex-Japan) Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Aberdeen Asia-Pacific (ex-Japan) Equity Fund (the “Asia-Pacific Equity Fund” or the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay when you buy and hold shares of the Asia-Pacific Equity Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds. More information about these and other discounts is available from your financial advisor and in the “Reduction and Waiver of Class A and Class A1 Sales Charges” and “Broker-Defined Sales Charge Waiver Policies” sections on pages 223 and 291 of the Fund’s prospectus, respectively, and in the “Additional Information on Purchases and Sales — Waiver of Class A and Class A1 Sales Charges” and “Reduction of Sales Charges” sections on pages 176 and 177 of the Fund’s Statement of Additional Information, respectively. This table does not include the brokerage commissions that you may pay when purchasing or selling Institutional Class shares or Institutional Service Class shares of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Asia-Pacific Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 69.85% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.85%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Asia-Pacific Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Asia-Pacific Equity Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As a non-fundamental policy, under normal circumstances, the Asia-Pacific Equity Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of Asia-Pacific (ex-Japan) companies.  The “Asia-Pacific Region (excluding Japan)” includes Vietnam, Sri Lanka, Bangladesh, Pakistan, South Korea, Taiwan, Hong Kong, Malaysia, Singapore, China, Thailand, Indonesia, Australia, New Zealand, Philippines and India.  A company is generally considered to be an Asia-Pacific (ex-Japan) company if Fund management determines that the company meets one or more of the following criteria: the company

•                  is organized under the laws of, or has its principal office in a country in the Asia-Pacific Region (excluding Japan);

•                  has its principal securities trading market in a country in the Asia-Pacific Region (excluding Japan); and/or

•                  derives the majority of its annual revenue or earnings or assets from goods produced, sales made or services performed in a country in the Asia-Pacific Region (excluding Japan).

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and, if necessary, will change the name of the Asia-Pacific Equity Fund.

The portion of the Fund’s assets not invested in equity securities of Asia-Pacific (ex-Japan) companies may be, but is not required to be, invested in equity securities of companies that the Adviser and Subadviser expect will reflect developments in the Asia-Pacific (ex-Japan) Region.  The Fund intends to invest in a number of different countries.  However, at times the Fund may invest a significant part of its assets in a single country.  The Fund may invest without limit in emerging market countries.  The Fund may invest in securities denominated in U.S. Dollars and the currencies of the foreign countries in which it is permitted to invest.  The Fund typically has full currency exposure to those markets in which it invests.  In addition, the Fund may invest in equity securities without regard to market capitalization.

The Fund invests primarily in common stock, but may also invest in other types of equity securities, including, but not limited to, preferred stock and depositary receipts.

The Fund may invest in securities of any market sector and may hold a significant amount of securities of companies, from time to time, within a single sector.

In carrying out the Fund’s investment strategies, the Adviser employs a fundamental, bottom-up equity investment process, which is based on first-hand research and disciplined company evaluation. Stocks are identified for their long-term, fundamental value based on quality and price. ESG (Environmental, Social and Governance) analysis is fully integrated into investment decisions for all equity holdings. As such, the Adviser evaluates ESG factors as part of the investment analysis process and this forms an integral component of the Adviser’s quality rating for all companies.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Asia-Pacific Equity Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments — and therefore, the value of Fund shares — may fluctuate. The following is an alphabetical list of the principal risks of investing in the Fund.

Cybersecurity Risk — Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

Emerging Markets Risk — A magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets (see “Foreign Securities Risk” below).

Equity Securities Risk — The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Holders of common stock generally are subject to more risks than holders of preferred stock or debt securities because the right to repayment of common stockholders’ claims is subordinated to that of preferred stock and debt securities upon the bankruptcy of the issuer.

Foreign Currency Exposure Risk —The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact the Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Adviser are unsuccessful.

Foreign Securities Risk — The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. Lack of information may also affect the value of these securities. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

Asia-Pacific (ex-Japan) Region. The Asia-Pacific (ex-Japan) region generally refers to the part of the world in or near the Western Pacific Ocean. The area includes much of East Asia, South Asia, Australasia and Oceania, but excludes Japan. Parts of the Asian-Pacific region may be subject to a greater degree of economic, political and social instability, as described below under “- Asian Risk.”

Asian Risk. Parts of the Asian region may be subject to a greater degree of economic, political and social instability than is the case in the United States and Europe. Some Asian countries can be characterized as emerging markets or newly industrialized and may experience more volatile economic cycles than developed countries. The developing nature of securities markets in many countries in the Asian region may lead to a lack of liquidity while some countries have restricted the flow of money in and out of the country. Some countries in Asia have historically experienced political uncertainty, corruption, military intervention and social unrest. The Fund may be more volatile than a fund which is broadly diversified geographically.

Impact of Large Redemptions and Purchases of Fund Shares — Occasionally, shareholders may make large redemptions or purchases of Fund shares, which may cause the Fund to have to sell securities or invest additional cash. These transactions may adversely affect the Fund’s performance and increase transaction costs. In addition, large redemption requests may exceed the cash balance of the Fund and result in credit line borrowing fees and/or overdraft charges to the Fund until the sales of portfolio securities necessary to cover the redemption request settle.

Issuer Risk — The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service.

Management Risk — The Fund is subject to the risk that the Adviser may make poor security selections. The Adviser and its portfolio managers apply their own investment techniques and risk analyses in making investment decisions for the Fund and there can be no guarantee that these decisions will achieve the desired results for the Fund. In addition, the Adviser may select securities that underperform the relevant market or other funds with similar investment objectives and strategies.

Market Risk — Deteriorating market conditions might cause a general weakness in the market that reduces the prices, or yield, of securities in those markets in which the Fund invests.

Mid-Cap Securities Risk — Securities of medium-sized companies tend to be more volatile than and less liquid than securities of larger companies.

Sector Risk — To the extent that the Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Financials Sector Risk.  To the extent that the financials sector continues to represent a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector.  Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company, or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.

Small-Cap Securities Risk — Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

Valuation Risk — The price that the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

If the value of the Fund’s investments decreases, you may lose money.

For additional information regarding the above identified risks, see “Fund Details: Additional Information about Investments, Investment Techniques and Risks” in the prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund’s investments decreases, you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below can help you evaluate potential risks of the Asia-Pacific Equity Fund. The bar chart shows how the Fund’s annual total returns for Institutional Class have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges, if any. If the applicable sales charges were included, the annual total returns would be lower than those shown. Unlike the bar chart, the returns in the table reflect the maximum applicable sales charges. The table compares the Fund’s average annual total returns to the returns of the MSCI AC Asia Pacific ex Japan Index™, a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Class A, Class C and Class R returns prior to the commencement of operations of Class A, Class C and Class R (inception date: February 28, 2012) are based on the previous performance of the Fund’s Institutional Class shares. Returns of each class have not been adjusted to reflect the expenses applicable to the respective classes.  Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.  Returns would only differ to the extent of the differences in expenses between the two classes.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the Asia-Pacific Equity Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-667-9231
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return — Institutional Class Shares (Years Ended Dec. 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales charges, if any. If the applicable sales charges were included, the annual total returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Return: 16.95% - 3rd quarter 2010 Lowest Return: -17.09% - 3rd quarter 2011
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.09%)
Performance Table Heading	rr_PerformanceTableHeading	After-tax returns are shown in the following table for Institutional Class shares and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans. Average Annual Total Returns as of December 31, 2018
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the bar chart, the returns in the table reflect the maximum applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Institutional Class shares and will vary for other classes.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns As of December 31, 2018
Aberdeen Asia Pacific (ex-Japan) Equity Fund | MSCI AC Asia Pacific ex Japan Index™ (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.68%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 16, 2009
Aberdeen Asia Pacific (ex-Japan) Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Small Account Fee	rr_MaximumAccountFee	$ 20	[2]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.90%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.15%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	1.60%	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.55%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder’s fee was paid.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 724
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,349
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,998
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,729
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(16.27%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.77%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.96%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 16, 2009
Aberdeen Asia Pacific (ex-Japan) Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Small Account Fee	rr_MaximumAccountFee	$ 20	[2]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.89%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.89%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	1.63%	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	2.26%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	If you redeem your Class C shares within the first year after you purchase them you must pay a CDSC of 1%; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker-dealer was not paid a commission at the time of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 329
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,037
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,864
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,011
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	229
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,037
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,864
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,011
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.66%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.28%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.08%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 16, 2009
Aberdeen Asia Pacific (ex-Japan) Equity Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Small Account Fee	rr_MaximumAccountFee	none	[2]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.86%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.36%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	1.60%	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 179
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	884
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,613
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,541
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.32%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.45%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 16, 2009
Aberdeen Asia Pacific (ex-Japan) Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Small Account Fee	rr_MaximumAccountFee	$ 20	[2]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.95%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.95%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	1.69%	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	753
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,404
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,150
Annual Return 2010	rr_AnnualReturn2010	24.58%
Annual Return 2011	rr_AnnualReturn2011	(14.09%)
Annual Return 2012	rr_AnnualReturn2012	25.79%
Annual Return 2013	rr_AnnualReturn2013	(2.77%)
Annual Return 2014	rr_AnnualReturn2014	2.00%
Annual Return 2015	rr_AnnualReturn2015	(13.04%)
Annual Return 2016	rr_AnnualReturn2016	7.58%
Annual Return 2017	rr_AnnualReturn2017	38.03%
Annual Return 2018	rr_AnnualReturn2018	(10.89%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.89%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 16, 2009
Aberdeen Asia Pacific (ex-Japan) Equity Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.32%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.87%
Aberdeen Asia Pacific (ex-Japan) Equity Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.45%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.42%
Aberdeen Asia Pacific (ex-Japan) Equity Fund | Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Small Account Fee	rr_MaximumAccountFee	$ 20	[2]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.94%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.94%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	1.60%	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 136
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	759
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,407
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,147
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.96%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.79%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 16, 2009

[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.
[2]	Accounts with balances below $1,000 are generally subject to a $5 quarterly fee (with an annual maximum of $20 per account). Shares from such accounts are redeemed each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, the Fund may waive the quarterly fee. See the Statement of Additional Information for information about the circumstances under which this fee will not be assessed.
[3]	Aberdeen Funds (the "Trust") and Aberdeen Standard Investments Inc. (formerly known as Aberdeen Asset Management Inc.) (the "Adviser") have entered into a written contract limiting operating expenses to 1.25% for all classes of the Fund. This contractual limitation may not be terminated before February 28, 2020 without the approval of the Independent Trustees. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, Rule 12b-1 fees, administrative services fees, transfer agent out-of-pocket expenses for Class A Shares, Class R Shares and Institutional Service Class Shares and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser.
[4]	If you redeem your Class C shares within the first year after you purchase them you must pay a CDSC of 1%; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker-dealer was not paid a commission at the time of purchase.